Penn Series Funds, Inc.

Schedule of Investments — March 31, 2020 (Unaudited)

Large Growth Stock Fund

	Number of Shares	Value†
COMMON STOCKS — 96.6%

Aerospace & Defense — 1.4%
Teledyne Technologies, Inc.*	4,567	$1,357,632
The Boeing Co.	16,407	2,446,940

		3,804,572

Auto Manufacturers — 0.9%
Ferrari N.V.	16,810	2,564,702

Auto Parts & Equipment — 0.4%
Aptiv PLC	23,128	1,138,823

Banks — 0.4%
The Goldman Sachs Group, Inc.	7,200	1,113,048

Biotechnology — 2.4%
Biogen, Inc.*	5,800	1,835,004
Incyte Corp.*	9,521	697,223
Vertex Pharmaceuticals, Inc.*	16,900	4,021,355

		6,553,582

Chemicals — 0.6%
Linde PLC	9,158	1,584,334

Commercial Services — 5.1%
Cintas Corp.	6,900	1,195,218
Equifax, Inc.	13,791	1,647,335
Global Payments, Inc.	23,893	3,446,087
PayPal Holdings, Inc.*	33,896	3,245,203
S&P Global, Inc.	7,291	1,786,660
TransUnion	42,614	2,820,194

		14,140,697

Computers — 4.8%
Apple, Inc.	51,609	13,123,653

Diversified Financial Services — 7.8%
Ant International Co. Ltd., Class C*(1),#	189,827	1,332,586
Mastercard, Inc., Class A	37,731	9,114,300
TD Ameritrade Holding Corp.	28,127	974,882
Visa, Inc., Class A	61,815	9,959,633
XP, Inc., Class A*	10,105	194,925

		21,576,326

Electric — 0.6%
Sempra Energy	14,256	1,610,785

Electronics — 1.8%
Fortive Corp.	34,575	1,908,194
Roper Technologies, Inc.	9,432	2,940,992

		4,849,186

Healthcare Products — 3.4%
Alcon, Inc.*	27,478	1,407,718
Intuitive Surgical, Inc.*	8,256	4,088,454
Stryker Corp.	23,005	3,830,102

		9,326,274

Healthcare Services — 5.2%
Anthem, Inc.	12,195	2,768,753
Centene Corp.*	59,184	3,516,122

	Number of Shares	Value†
Healthcare Services — (continued)
HCA Healthcare, Inc.	20,840	$1,872,474
Humana, Inc.	2,700	847,854
UnitedHealth Group, Inc.	20,830	5,194,585

		14,199,788

Insurance — 0.6%
Chubb Ltd.	13,905	1,553,049

Internet — 28.6%
Alibaba Group Holding Ltd. ADR*	33,315	6,479,101
Alphabet, Inc., Class A*	7,708	8,956,311
Alphabet, Inc., Class C*	6,665	7,750,129
Amazon.com, Inc.*	12,689	24,739,997
Booking Holdings, Inc.*	1,173	1,578,060
Facebook, Inc., Class A*	81,835	13,650,078
IAC/InterActiveCorp.*	8,030	1,439,217
Match Group, Inc.*	14,249	941,004
Netflix, Inc.*	19,113	7,176,931
Snap, Inc., Class A*	166,915	1,984,619
Spotify Technology S.A.*	12,900	1,566,576
Tencent Holdings Ltd.	49,600	2,451,610

		78,713,633

Lodging — 1.6%
Las Vegas Sands Corp.	39,529	1,678,797
Marriott International, Inc., Class A	14,853	1,111,153
Wynn Resorts Ltd.	28,847	1,736,301

		4,526,251

Machinery - Diversified — 0.7%
Hexagon AB, Class B	10,259	433,804
Westinghouse Air Brake Technologies Corp.	29,264	1,408,476

		1,842,280

Miscellaneous Manufacturing — 0.7%
General Electric Co.	233,700	1,855,578

Oil & Gas — 0.4%
Concho Resources, Inc.	10,240	438,784
Pioneer Natural Resources Co.	8,853	621,038

		1,059,822

Pharmaceuticals — 2.4%
AbbVie, Inc.	18,600	1,417,134
Becton Dickinson & Co.	8,980	2,063,335
Cigna Corp.	18,324	3,246,646

		6,727,115

Retail — 3.4%
Carvana Co.*	10,822	596,184
Chipotle Mexican Grill, Inc.*	2,331	1,525,406
Dollar Tree, Inc.*	20,148	1,480,274
Dollarama, Inc.	41,342	1,146,871
Lululemon Athletica, Inc.*	11,437	2,167,883
Ross Stores, Inc.	19,318	1,680,087
Ulta Beauty, Inc.*	4,407	774,310

		9,371,015

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2020 (Unaudited)

Large Growth Stock Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)

Semiconductors — 3.1%
Advanced Micro Devices, Inc.*	39,600	$1,801,008
ASML Holding N.V.	11,322	2,962,288
Marvell Technology Group Ltd.	93,580	2,117,715
NVIDIA Corp.	5,800	1,528,880

		8,409,891

Software — 19.4%
Adobe, Inc.*	3,300	1,050,192
Datadog, Inc., Class A*	21,100	759,178
Fidelity National Information Services, Inc.	47,737	5,806,729
Fiserv, Inc.*	41,429	3,935,341
Intuit, Inc.	18,830	4,330,900
Microsoft Corp.	121,385	19,143,628
MSCI, Inc.	2,229	644,092
Paycom Software, Inc.*	7,047	1,423,564
salesforce.com, Inc.*	33,816	4,868,828
ServiceNow, Inc.*	9,857	2,824,819
Slack Technologies, Inc., Class A*	40,548	1,088,308
Snowflake, Inc., Class B*#	807	31,287
Splunk, Inc.*	20,846	2,631,391
Stripe, Inc., Class B*(1),#	8,608	99,944
Temenos AG	10,681	1,392,264
VMware, Inc., Class A*	16,886	2,044,895
Workday, Inc., Class A*	10,294	1,340,485

		53,415,845

Transportation — 0.9%
J.B. Hunt Transport Services, Inc.	13,492	1,244,367
Union Pacific Corp.	8,500	1,198,840

		2,443,207

TOTAL COMMON STOCKS (Cost $216,726,690)		265,503,456

PREFERRED STOCKS — 1.5%

Auto Manufacturers — 0.4%
Rivian Automotive, Series D, CONV*(1),#	91,993	988,373

Electronics — 0.1%
GM Cruise, Class F, CONV*(1),#	27,200	367,336

Internet — 0.3%
Aurora Innovation, Inc., Series B, CONV*(1),#	27,730	189,612
Doordash, Series G, CONV*(1),#	1,381	193,859
Xiaoju Kuaizhi, Inc. (didi), CONV*(1),#	11,920	449,263

		832,734

Lodging — 0.4%
Airbnb, Inc., Series D, CONV*(1),#	9,999	761,124
Airbnb, Inc., Series E, CONV*(1),#	3,694	281,187

		1,042,311

Real Estate — 0.0%
WeWork Companies, Inc., Series E, CONV*(1),#	7,802	28,087

	Number of Shares	Value†
Software — 0.3%
Magic Leap, Inc., Series C, CONV*(1),#	15,808	$269,438
Magic Leap, Inc., Series D, CONV*(1),#	10,934	196,615
Uipath, Inc., Series D-1, CONV*(1),#	9,746	283,806
Uipath, Inc., Series D-2, CONV*(1),#	1,637	47,670

		797,529

TOTAL PREFERRED STOCKS (Cost $4,444,747)		4,056,370

SHORT-TERM INVESTMENTS — 3.2%

BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 0.330%)	996,897	996,897
T. Rowe Price Investment, Ltd. (seven-day effective yield 0.955%)	7,861,832	7,861,832

TOTAL SHORT-TERM INVESTMENTS (Cost $8,858,729)		8,858,729

TOTAL INVESTMENTS — 101.3% (Cost $230,030,166)		278,418,555
Other Assets & Liabilities — (1.3)%		(3,663,262)

TOTAL NET ASSETS — 100.0%		$274,755,293

(1)	The value of this security was determined using significant unobservable inputs.
†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
#

Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At March 31, 2020, the aggregate value of restricted securities was $5,520,187 which represented 2.0% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.

Investment	Date of Acquisition	Cost	Value
Airbnb, Inc., Series D	4/16/2014	407,090	761,124
Airbnb, Inc., Series E	7/14/2015	343,891	281,187
Ant International Co. Ltd., Class C	6/7/2018	1,064,929	1,332,586
Aurora Innovation, Inc., Series B	3/1/2019	256,234	189,612
Doordash, Series G	11/12/2019	261,972	193,859
GM Cruise, Class F	5/7/2019	496,400	367,336
Magic Leap, Inc., Series C	1/20/2016	364,106	269,438
Magic Leap, Inc., Series D	10/12/2017	295,218	196,615
Rivian Automotive, Series D	12/23/2019	988,373	988,373
Snowflake, Inc., Class B	3/17/2020	31,301	31,287
Stripe, Inc., Class B	12/17/2019	135,060	99,944
Uipath, Inc., Series D-1	4/26/2019	383,522	283,807
Uipath, Inc., Series D-2	4/26/2019	64,419	47,670
WeWork Companies, Inc., Series E	6/23/2015	256,605	28,087
Xiaoju Kuaizhi, Inc.	10/19/2015	326,920	449,262

Total		$5,676,040	$5,520,187

AB — Aktiebolag.

ADR — American Depositary Receipt.

AG — Aktiengesellschaft.

CONV — Convertible Security.

N.V. — Naamloze Vennootschap.

S.A. — Societe Anonyme.

PLC — Public Limited Company.

Country Weightings as of 03/31/2020 ††

United States	90%
China	3
Switzerland	2
Canada	1
Italy	1
Netherlands	1
Sweden	1
Other	1

Total	100%

††	% of total investments as of March 31, 2020.